Pioneer Fund
Schedule of Investments  |  March 31, 2024

A: PIODX	C: PCODX	K: PIOKX	R: PIORX	Y: PYODX

Schedule of Investments  |  3/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.4% of Net Assets
	Aerospace & Defense — 0.8%
677,490	RTX Corp.	$ 66,075,600
	Total Aerospace & Defense	$66,075,600

	Banks — 9.9%
8,717,210	Citizens Financial Group, Inc.	$ 316,347,551
7,685,270	Truist Financial Corp.	299,571,825
4,710,300	US Bancorp	210,550,410
	Total Banks	$826,469,786

	Biotechnology — 5.5%
212,670(a)	Regeneron Pharmaceuticals, Inc.	$ 204,692,748
607,746(a)	Vertex Pharmaceuticals, Inc.	254,043,906
	Total Biotechnology	$458,736,654

	Broadline Retail — 4.0%
1,846,332(a)	Amazon.com, Inc.	$ 333,041,366
	Total Broadline Retail	$333,041,366

	Capital Markets — 4.0%
761,685	CME Group, Inc.	$ 163,983,164
407,612	Goldman Sachs Group, Inc.	170,255,456
	Total Capital Markets	$334,238,620

	Chemicals — 0.4%
149,924	Air Products and Chemicals, Inc.	$ 36,322,087
	Total Chemicals	$36,322,087

	Commercial Services & Supplies — 1.2%
1,092,060	Veralto Corp.	$ 96,822,040
	Total Commercial Services & Supplies	$96,822,040

	Communications Equipment — 2.0%
568,446(a)	Arista Networks, Inc.	$ 164,837,971
	Total Communications Equipment	$164,837,971

	Construction Materials — 6.2%
729,029	Martin Marietta Materials, Inc.	$ 447,580,064
265,353	Vulcan Materials Co.	72,420,141
	Total Construction Materials	$520,000,205

	Consumer Staples Distribution & Retail — 3.8%
3,029,144(a)	BJ's Wholesale Club Holdings, Inc.	$ 229,154,744
125,270	Costco Wholesale Corp.	91,776,560
	Total Consumer Staples Distribution & Retail	$320,931,304

1Pioneer Fund | 3/31/24

Shares		Value
	Electrical Equipment — 1.5%
1,751,419	ABB, Ltd. (A.D.R.)	$ 81,195,785
160,710	Rockwell Automation, Inc.	46,819,644
	Total Electrical Equipment	$128,015,429

	Entertainment — 2.9%
1,085,666	Electronic Arts, Inc.	$ 144,035,308
976,200(a)	Live Nation Entertainment, Inc.	103,252,674
	Total Entertainment	$247,287,982

	Financial Services — 2.5%
741,506	Visa, Inc., Class A	$ 206,939,494
	Total Financial Services	$206,939,494

	Ground Transportation — 0.9%
967,665(a)	Uber Technologies, Inc.	$ 74,500,528
	Total Ground Transportation	$74,500,528

	Hotels, Restaurants & Leisure — 1.7%
2,300,514(a)	Planet Fitness, Inc., Class A	$ 144,081,192
	Total Hotels, Restaurants & Leisure	$144,081,192

	Interactive Media & Services — 5.3%
2,918,690(a)	Alphabet, Inc., Class A	$ 440,517,882
	Total Interactive Media & Services	$440,517,882

	IT Services — 4.6%
376,874	Accenture Plc, Class A	$ 130,628,297
772,221(a)	Akamai Technologies, Inc.	83,986,756
890,128	International Business Machines Corp.	169,978,843
	Total IT Services	$384,593,896

	Life Sciences Tools & Services — 1.3%
447,514	Danaher Corp.	$ 111,753,196
	Total Life Sciences Tools & Services	$111,753,196

	Machinery — 3.0%
677,647	Caterpillar, Inc.	$ 248,310,190
	Total Machinery	$248,310,190

	Metals & Mining — 6.8%
6,930,222	Freeport-McMoRan, Inc.	$ 325,859,039
5,392,095	Teck Resources, Ltd., Class B	246,850,109
	Total Metals & Mining	$572,709,148

Pioneer Fund | 3/31/242

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 4.0%
2,136,199	Chevron Corp.	$ 336,964,030
	Total Oil, Gas & Consumable Fuels	$336,964,030

	Pharmaceuticals — 2.7%
107,745	Eli Lilly & Co.	$ 83,821,300
1,130,643	Novo Nordisk AS (A.D.R.)	145,174,561
	Total Pharmaceuticals	$228,995,861

	Semiconductors & Semiconductor Equipment — 10.4%
652,117(a)	Advanced Micro Devices, Inc.	$ 117,700,597
243,018	KLA Corp.	169,765,084
112,098	Lam Research Corp.	108,911,054
525,625	NVIDIA Corp.	474,933,725
	Total Semiconductors & Semiconductor Equipment	$871,310,460

	Software — 7.0%
1,316,969	Microsoft Corp.	$ 554,075,198
107,018(a)	Palo Alto Networks, Inc.	30,407,024
	Total Software	$584,482,222

	Specialty Retail — 1.9%
412,652	Home Depot, Inc.	$ 158,293,307
	Total Specialty Retail	$158,293,307

	Technology Hardware, Storage & Peripherals — 4.4%
2,137,193	Apple, Inc.	$ 366,485,856
	Total Technology Hardware, Storage & Peripherals	$366,485,856

	Textiles, Apparel & Luxury Goods — 0.7%
346,327	LVMH Moet Hennessy Louis Vuitton SE (A.D.R.)	$ 62,695,577
	Total Textiles, Apparel & Luxury Goods	$62,695,577

	Total Common Stocks (Cost $5,183,300,592)	$8,325,411,883

3Pioneer Fund | 3/31/24

Shares		Value

	SHORT TERM INVESTMENTS — 0.7% of Net Assets
	Open-End Fund — 0.7%
61,199,745(b)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 61,199,745
		$61,199,745

	TOTAL SHORT TERM INVESTMENTS (Cost $61,199,745)	$61,199,745

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $5,244,500,337)	$8,386,611,628
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(5,161,521)
	net assets — 100.0%	$8,381,450,107

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,325,411,883	$—	$—	$8,325,411,883
Open-End Fund	61,199,745	—	—	61,199,745
Total Investments in Securities	$8,386,611,628	$—	$—	$8,386,611,628
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
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